INVESTMENT IN AFFILIATES	12 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATES
NOTE 5 -	INVESTMENT IN AFFILIATES

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new Company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.

Summarized financial information of TAT-Engineering LLC:

	December 31,
	2023	2022
Balance sheets:
Current assets	$2,048	$913
Non-current assets	922	1,168
Current liabilities	1,395	1,426

	Year ended December 31,
	2023	2022	2021
Statements of operation:
Revenues	$2,702	$1,277	$501
Gross profit (loss)	1,739	605	(22)
Net income (loss)	987	365	(148)
Net income (losses) attributable to the Company	503	184	(76)